UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FORM N-Q

MARCH 31, 2018

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 64.2%
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.1%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	870,000		$826,500	(a)
IHO Verwaltungs GmbH, Senior Secured Bonds (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	720,000		695,700	(a)(b)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	218,000		221,543	(a)

Total Auto Components					1,743,743

Diversified Consumer Services - 1.3%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	851,000		924,339	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	170,000		177,276
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,060,000		1,012,300	(a)

Total Diversified Consumer Services					2,113,915

Hotels, Restaurants & Leisure - 2.8%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds (14.000% PIK)	14.000%	2/9/23	404,474		404,474	(a)(b)(c)(d)
Boyne USA Inc., Secured Notes	7.250%	5/1/25	190,000		195,937	(a)(e)
Burger King France SAS, Senior Secured Bonds	6.000%	5/1/24	130,000	EUR	169,524	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	770,000		804,650
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	265,000		27	*(f)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	430,000		437,525
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	580,000		580,725
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	560,000		555,100
Marstons Issuer PLC, Secured Bonds (5.641% to 7/15/19 then 3 mo. GBP LIBOR + 2.550%)	5.641%	7/15/35	223,000	GBP	286,956	(g)(h)
MGM Resorts International, Senior Notes	4.625%	9/1/26	220,000		210,650
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	460,000		465,750	(a)
Pinnacle Bidco PLC, Secured Notes	6.375%	2/15/25	110,000	GBP	155,244	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	262,000		278,375	(a)

Total Hotels, Restaurants & Leisure					4,544,937

Household Durables - 0.3%
Lennar Corp., Senior Notes	4.750%	11/29/27	560,000		539,000	(a)

Media - 6.4%
Altice France SA, Senior Secured Bonds	6.000%	5/15/22	500,000		489,365	(a)
Altice France SA, Senior Secured Bonds	6.250%	5/15/24	650,000		615,063	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	2,790,000		2,667,937	(a)
Altice Luxembourg SA, Senior Secured Notes	7.750%	5/15/22	1,920,000		1,790,381	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	1,160,000		1,163,882
DISH DBS Corp., Senior Notes	5.875%	11/15/24	880,000		787,600
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,740,000		1,638,210
Meredith Corp., Senior Notes	6.875%	2/1/26	350,000		360,063	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	504,000	GBP	725,762	(h)

Total Media					10,238,263

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - 1.6%
American Greetings Corp., Senior Notes	7.875%	2/15/25	540,000		$546,750	(a)
Hertz Corp., Senior Notes	5.875%	10/15/20	490,000		488,163
Masaria Investments SAU, Senior Secured Bonds (3 mo. Euribor + 5.250%)	4.888%	9/15/24	360,000	EUR	446,091	(a)(g)
Masaria Investments SAU, Senior Secured Bonds	5.000%	9/15/24	130,000	EUR	160,871	(a)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	260,000	EUR	307,542	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	200,000		145,500	(a)
ServiceMaster Co., LLC, Senior Notes	5.125%	11/15/24	440,000		426,800	(a)

Total Specialty Retail					2,521,717

Textiles, Apparel & Luxury Goods - 0.7%
CBR Fashion Finance BV, Senior Secured Bonds	5.125%	10/1/22	300,000	EUR	338,689	(h)
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	90,000		88,538	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	730,000		711,750	(a)

Total Textiles, Apparel & Luxury Goods					1,138,977

TOTAL CONSUMER DISCRETIONARY					22,840,552

CONSUMER STAPLES - 1.3%
Food Products - 1.0%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	170,000	GBP	225,476	(h)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	560,000		571,760	(a)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	870,000		878,700	(a)

Total Food Products					1,675,936

Household Products - 0.3%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	480,000		492,000

TOTAL CONSUMER STAPLES					2,167,936

ENERGY - 12.4%
Energy Equipment & Services - 0.2%
Transocean Inc., Senior Notes	6.800%	3/15/38	440,000		345,400

Oil, Gas & Consumable Fuels - 12.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	160,000		170,200
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	160,000		162,864
Berry Petroleum Co. Escrow	—	—	120,000		0	*(c)(d)(i)
Berry Petroleum Co. Escrow	—	—	630,000		0	*(c)(d)(i)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	360,000		368,100	(a)
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	280,000		253,750
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	350,000		339,500	(a)
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	180,000		172,350	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,230,000		1,246,912
Frontera Energy Corp., Senior Secured Notes (10.000% Cash or 14.000% PIK)	10.000%	11/2/21	290,000		323,350	(b)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	270,000		267,300
Magnum Hunter Resources Corp. Escrow	—	—	810,000		0	*(c)(d)(i)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	40,000		33,600	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,350,000		1,120,500	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	370,000	$372,775
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,840,000	1,810,192
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	670,000	727,285
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,520,000	2,497,950	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	2,000,000	1,938,260
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	250,000	219,063
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	290,000	80,475	*(h)(j)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	370,000	386,513	(h)
QEP Resources Inc., Senior Notes	5.250%	5/1/23	160,000	154,806
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	90,000	108,225	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.250%	5/1/23	20,000	20,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.375%	2/1/27	1,040,000	1,040,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	350,000	337,312
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	100,000	95,750	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,500,000	1,498,125	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	480,000	479,400	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	150,000	152,250
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	290,000	292,538	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	680,000	830,875
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	630,000	615,825
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	260,000	263,112
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	260,000	276,250
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	490,000	536,354	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	400,000	442,532	(a)

Total Oil, Gas & Consumable Fuels				19,634,493

TOTAL ENERGY				19,979,893

FINANCIALS - 9.1%
Banks - 5.0%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	540,000	593,581
CIT Group Inc., Senior Notes	4.125%	3/9/21	180,000	181,350
CIT Group Inc., Senior Notes	5.000%	8/15/22	601,000	616,776
CIT Group Inc., Senior Notes	5.000%	8/1/23	110,000	112,854
CIT Group Inc., Senior Notes	5.250%	3/7/25	240,000	246,317
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	430,000	491,010	(a)(g)(k)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	710,000	672,091	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,160,000	1,165,949	(a)
Itau Unibanco Holding SA, Subordinated Notes	5.650%	3/19/22	400,000	413,400	(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	210,000	228,637	(g)(k)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	820,000	874,588

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	160,000		$183,538
Santander UK Group Holdings PLC, Junior Subordinated Bonds (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	310,000	GBP	474,672	(g)(h)(k)
Sberbank of Russia Via SB Capital SA, Subordinated Notes (5.500% to 2/26/19 then 5 year Treasury Constant Maturity Rate + 4.023%)	5.500%	2/26/24	900,000		910,125	(g)(h)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	350,000		343,705	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	500,000		504,249	(a)

Total Banks					8,012,842

Consumer Finance - 0.2%
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	430,000		411,725	(a)

Diversified Financial Services - 3.5%
ASP AMC Merger Subordinated Inc., Senior Notes	8.000%	5/15/25	250,000		235,625	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	3,713,000		3,522,709	(a)
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	250,000	EUR	313,915	(h)
Jerrold Finco PLC, Senior Secured Bonds	6.125%	1/15/24	220,000	GBP	302,635	(a)
LHC3 PLC, Senior Secured Bonds (4.125% PIK)	4.125%	8/15/24	220,000	EUR	273,068	(a)(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	980,000		953,050	(a)

Total Diversified Financial Services					5,601,002

Insurance - 0.4%
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	280,000	GBP	394,339	(h)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	380,000		313,500

Total Insurance					707,839

TOTAL FINANCIALS					14,733,408

HEALTH CARE - 6.6%
Health Care Equipment & Supplies - 0.2%
IDH Finance PLC, Senior Secured Notes	6.250%	8/15/22	280,000	GBP	360,136	(h)

Health Care Providers & Services - 2.6%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	190,000		180,975	(a)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	459,000		479,655	(c)(g)(l)
Centene Corp., Senior Notes	4.750%	5/15/22	260,000		264,550
Centene Corp., Senior Notes	6.125%	2/15/24	90,000		93,888
Centene Corp., Senior Notes	4.750%	1/15/25	750,000		733,125
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	910,000		821,275
DaVita Inc., Senior Notes	5.750%	8/15/22	130,000		133,510
DaVita Inc., Senior Notes	5.000%	5/1/25	250,000		242,263
HCA Inc., Senior Bonds	5.375%	2/1/25	30,000		30,150
HCA Inc., Senior Notes	7.500%	2/15/22	270,000		297,337
HCA Inc., Senior Notes	5.875%	5/1/23	30,000		31,125
HCA Inc., Senior Secured Notes	5.000%	3/15/24	510,000		516,375
HCA Inc., Senior Secured Notes	5.250%	6/15/26	340,000		345,270

Total Health Care Providers & Services					4,169,498

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - 3.8%
Endo Finance LLC/Endo Finco Inc., Senior Notes	7.250%	1/15/22	100,000		$87,250	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	5.375%	1/15/23	90,000		68,625	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	280,000	EUR	340,895	(h)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	2,810,000		2,532,378
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	340,000		341,275	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	250,000		221,560	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	2,650,000		2,296,888	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	9.000%	12/15/25	200,000		199,500	(a)

Total Pharmaceuticals					6,088,371

TOTAL HEALTH CARE					10,618,005

INDUSTRIALS - 3.6%
Airlines - 0.0%
Continental Airlines Inc., Pass-Through Certificates, Secured Bonds	8.388%	11/1/20	30		33

Building Products - 0.3%
Jeld-Wen Inc., Senior Notes	4.625%	12/15/25	240,000		229,200	(a)
Jeld-Wen Inc., Senior Notes	4.875%	12/15/27	340,000		322,150	(a)

Total Building Products					551,350

Commercial Services & Supplies - 1.5%
ADT Corp., Senior Secured Notes	6.250%	10/15/21	210,000		219,975
Brink’s Co., Senior Notes	4.625%	10/15/27	530,000		492,900	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	310,000		327,825	(a)
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	150,000		147,750	(a)
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	550,000		565,125
United Rentals North America Inc., Senior Notes	4.625%	10/15/25	130,000		126,750
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	380,000		367,650
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	240,000		237,600	(a)

Total Commercial Services & Supplies					2,485,575

Construction Materials - 0.1%
New Enterprise Stone & Lime Co. Inc., Senior Secured Notes	6.250%	3/15/26	90,000		90,338	(a)

Machinery - 0.7%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	690,000		685,688	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	390,000		368,550	(a)

Total Machinery					1,054,238

Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	440,000		361,900	(a)

Trading Companies & Distributors - 0.7%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	880,000		845,900	(a)
Beacon Escrow Corp., Senior Notes	4.875%	11/1/25	250,000		239,375	(a)

Total Trading Companies & Distributors					1,085,275

Transportation - 0.1%
Neovia Logistics Services LLC/Logistics Intermediate Finance Corp., Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	4/1/20	363,442		158,097	(a)(b)

TOTAL INDUSTRIALS					5,786,806

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INFORMATION TECHNOLOGY - 1.9%
Internet Software & Services - 0.9%
IPD 3 BV, Senior Secured Notes	4.500%	7/15/22	260,000	EUR	$326,315	(a)
Match Group Inc., Senior Notes	6.375%	6/1/24	230,000		245,525
Match Group Inc., Senior Notes	5.000%	12/15/27	960,000		948,000	(a)

Total Internet Software & Services					1,519,840

IT Services - 0.5%
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	462,000		464,888	(a)
Vantiv LLC/Vanity Issuer Corp., Senior Notes	4.375%	11/15/25	433,000		420,010	(a)

Total IT Services					884,898

Software - 0.3%
j2 Cloud Services LLC/j2 Global Co.-Obligor Inc., Senior Notes	6.000%	7/15/25	400,000		411,500	(a)

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	300,000		309,000	(a)

TOTAL INFORMATION TECHNOLOGY					3,125,238

MATERIALS - 4.7%
Chemicals - 0.7%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	400,000		389,860	(a)
Monitchem HoldCo 2 SA, Senior Notes	6.875%	6/15/22	350,000	EUR	406,756	(h)
Valvoline Inc., Senior Notes	5.500%	7/15/24	350,000		360,062

Total Chemicals					1,156,678

Containers & Packaging - 1.5%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	510,000		535,500	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	330,000		332,475	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	220,000		221,650	(a)
Hercule Debtco SARL, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	260,000	EUR	322,476	(a)(b)
Pactiv LLC, Senior Notes	7.950%	12/15/25	720,000		804,600
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	240,000		252,624	(a)

Total Containers & Packaging					2,469,325

Metals & Mining - 2.5%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	370,000		397,750	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	250,000		270,625	(a)
ArcelorMittal SA, Senior Bonds	6.125%	6/1/25	340,000		371,450
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	200,000		190,250	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	280,000		266,700	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	610,000		657,275
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	1,440,000		1,395,216
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	360,000		332,892
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	391,562		4,660	*(a)(f)
Mirabela Nickel Ltd., Subordinated Notes (1.000% PIK)	1.000%	9/10/44	4,261		0	(a)(b)(c)(d)(i)
Teck Resources Ltd., Senior Notes	4.750%	1/15/22	110,000		111,925

Total Metals & Mining					3,998,743

TOTAL MATERIALS					7,624,746

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.2%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	320,000		$301,600
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	340,000		340,850
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	320,000		307,200
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	910,000		894,348

Total Equity Real Estate Investment Trusts (REITs)					1,843,998

Real Estate Management & Development - 0.4%
Hunt Cos. Inc., Senior Secured Notes	6.250%	2/15/26	280,000		271,004	(a)
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	243,487	GBP	385,961	(h)

Total Real Estate Management & Development					656,965

TOTAL REAL ESTATE					2,500,963

TELECOMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 4.1%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	970,000		996,675	(a)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	325,000		262,437
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	320,000		376,800
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,090,000		2,134,412	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	720,000		698,400	(a)
Wind Tre SpA, Senior Secured Notes	5.000%	1/20/26	240,000		205,138	(a)
Windstream Services LLC/Windstream Finance Corp., Senior Notes	7.750%	10/15/20	2,285,000		1,919,400

Total Diversified Telecommunication Services					6,593,262

Wireless Telecommunication Services - 3.7%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	900,000		931,500	(a)
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	420,000		402,675	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	470,000		439,450
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	400,000		419,000
Sprint Corp., Senior Notes	7.875%	9/15/23	1,850,000		1,891,625
Sprint Corp., Senior Notes	7.625%	2/15/25	370,000		364,450
Sprint Corp., Senior Notes	7.625%	3/1/26	270,000		264,114
VEON Holdings BV, Senior Notes	7.504%	3/1/22	380,000		421,800	(h)
VEON Holdings BV, Senior Notes	5.950%	2/13/23	780,000		815,888	(a)

Total Wireless Telecommunication Services					5,950,502

TOTAL TELECOMMUNICATION SERVICES					12,543,764

UTILITIES - 1.0%
Electric Utilities - 0.7%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	380,000		228,000
Pampa Energia SA, Senior Notes	7.500%	1/24/27	480,000		497,400	(a)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	390,000		413,595	(h)

Total Electric Utilities					1,138,995

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	550,000	$523,875

TOTAL UTILITIES				1,662,870

TOTAL CORPORATE BONDS & NOTES (Cost - $104,287,560)				103,584,181

CONVERTIBLE BONDS & NOTES - 1.2%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.7%
DISH Network Corp., Senior Bonds	3.375%	8/15/26	620,000	598,734
Liberty Media Corp., Senior Debentures	2.125%	3/31/48	380,000	376,869	(a)
Live Nation Entertainment Inc., Senior Notes	2.500%	3/15/23	180,000	182,016	(a)

TOTAL CONSUMER DISCRETIONARY				1,157,619

CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Herbalife Nutrition Ltd., Senior Notes	2.625%	3/15/24	30,000	30,180	(a)

HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Jazz Investments I Ltd., Senior Notes	1.500%	8/15/24	510,000	499,220	(a)

INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Twitter Inc., Senior Bonds	1.000%	9/15/21	360,000	337,542

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,065,724)				2,024,561

SENIOR LOANS - 7.6%
CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.6%
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	4.130%	4/6/24	902,095	906,887	(g)(m)(n)

Diversified Consumer Services - 0.2%
Weight Watchers International Inc., 2017 Term Loan B	6.430 - 6.450%	11/29/24	404,875	408,671	(g)(m)(n)

Hotels, Restaurants & Leisure - 0.3%
Aramark Services Inc., 2017 Term Loan B1 (1 mo. LIBOR + 2.000%)	3.877%	3/11/25	498,750	503,529	(g)(m)(n)

Media - 1.4%
Charter Communications Operating LLC, 2017 Term Loan B (1 mo. LIBOR + 2.000%)	3.880%	4/30/25	2,231,250	2,241,848	(g)(m)(n)

Specialty Retail - 1.4%
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	4.680%	3/11/22	2,414,159	1,943,398	(g)(m)(n)
Spencer Gifts LLC, Second Lien Term Loan (3 mo. LIBOR + 8.250%)	9.990%	6/29/22	410,000	266,500	(c)(g)(m)(n)

Total Specialty Retail				2,209,898

TOTAL CONSUMER DISCRETIONARY				6,270,833

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (wind-down lender claim)	—	—	38,878		$33,046	*(c)

Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp., Term Loan (3 mo. LIBOR + 7.500%)	9.444%	8/23/21	510,000		542,034	(g)(m)(n)

TOTAL ENERGY					575,080

INDUSTRIALS - 1.8%
Air Freight & Logistics - 0.4%
Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan B2 (1 mo. LIBOR + 2.250%)	4.072%	4/3/22	647,742		649,046	(g)(m)(n)

Airlines - 0.6%
United Airlines Inc., 2017 Repriced Term Loan (3 mo. LIBOR + 2.000%)	3.772%	4/1/24	997,481		1,003,840	(g)(m)(n)

Building Products - 0.2%
Ply Gem Industries Inc., 2018 Term Loan	—	3/28/25	320,000		318,737	(o)

Professional Services - 0.3%
TransUnion LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	3.877%	4/10/23	497,500		499,507	(g)(m)(n)

Trading Companies & Distributors - 0.3%
Beacon Roofing Supply Inc., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	3.936%	1/2/25	500,000		503,056	(g)(m)(n)

TOTAL INDUSTRIALS					2,974,186

INFORMATION TECHNOLOGY - 0.8%
IT Services - 0.8%
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.250%)	4.122%	4/26/24	1,255,995		1,259,462	(g)(m)(n)

MATERIALS - 0.6%
Containers & Packaging - 0.6%
Reynolds Group Holdings Inc., USD 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.627%	2/5/23	993,725		999,936	(g)(m)(n)

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. LIBOR + 8.000%)	9.702%	2/7/23	156,130		160,424	(g)(m)(n)

TOTAL SENIOR LOANS (Cost - $12,664,031)					12,239,921

SOVEREIGN BONDS - 20.6%
Argentina - 5.4%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	600,000		627,480	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	990,000		1,104,850
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,950,000		2,028,000
Republic of Argentina, Bonds	21.200%	9/19/18	270,000	ARS	13,377
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	27.935%	6/21/20	15,150,000	ARS	797,674	(g)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Republic of Argentina, Bonds	18.200%	10/3/21	11,730,000	ARS	$585,821
Republic of Argentina, Senior Bonds	7.500%	4/22/26	710,000		759,345
Republic of Argentina, Senior Notes	6.875%	1/26/27	890,000		908,690
Republic of Argentina, Senior Notes	5.875%	1/11/28	1,980,000		1,865,902

Total Argentina					8,691,139

Brazil - 2.9%
Federative Republic of Brazil, Notes	10.000%	1/1/21	187,000	BRL	59,427
Federative Republic of Brazil, Notes	10.000%	1/1/23	3,400,000	BRL	1,074,424
Federative Republic of Brazil, Notes	10.000%	1/1/27	3,026,000	BRL	942,947
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	2,690,000		2,681,258

Total Brazil					4,758,056

Colombia - 0.8%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	1,250,000		1,261,562

Costa Rica - 0.2%
Republic of Costa Rica, Notes	7.000%	4/4/44	350,000		362,513	(a)

Dominican Republic - 0.5%
Dominican Republic, Senior Notes	5.500%	1/27/25	200,000		206,216	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	600,000		648,750	(a)

Total Dominican Republic					854,966

Ecuador - 1.2%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	250,000		274,438	(a)
Republic of Ecuador, Senior Bonds	8.750%	6/2/23	650,000		669,012	(h)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	980,000		976,325	(h)

Total Ecuador					1,919,775

Egypt - 0.6%
Arab Republic of Egypt, Senior Bonds	5.577%	2/21/23	400,000		406,531	(a)
Arab Republic of Egypt, Senior Notes	6.125%	1/31/22	240,000		248,788	(h)
Arab Republic of Egypt, Senior Notes	7.500%	1/31/27	270,000		292,860	(a)

Total Egypt					948,179

El Salvador - 0.2%
Republic of El Salvador, Notes	6.375%	1/18/27	300,000		296,625	(a)

Ghana - 0.2%
Republic of Ghana, Bonds	10.750%	10/14/30	290,000		380,213	(a)

Guatemala - 0.4%
Republic of Guatemala, Senior Notes	4.375%	6/5/27	620,000		604,500	(a)

Honduras - 0.5%
Republic of Honduras, Senior Notes	6.250%	1/19/27	700,000		743,379	(a)

Indonesia - 0.5%
Republic of Indonesia, Senior Notes	5.950%	1/8/46	650,000		755,043	(h)

Ivory Coast - 0.2%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	189,000		182,218	(h)
Republic of Cote D’Ivoire, Senior Bonds	6.125%	6/15/33	200,000		190,668	(a)

Total Ivory Coast					372,886

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Nigeria - 0.4%
Republic of Nigeria, Notes	7.875%	2/16/32	400,000		$436,488	(a)
Republic of Nigeria, Senior Notes	6.500%	11/28/27	260,000		264,012	(h)

Total Nigeria					700,500

Poland - 1.0%
Republic of Poland, Bonds	4.000%	10/25/23	5,050,000	PLN	1,589,360

Russia - 1.4%
Russian Federal Bond, Bonds	8.150%	2/3/27	57,800,000	RUB	1,095,357
Russian Federal Bond, Bonds	7.050%	1/19/28	69,933,000	RUB	1,230,784

Total Russia					2,326,141

Senegal - 0.2%
Republic of Senegal, Bonds	6.250%	5/23/33	250,000		247,000	(a)

South Africa - 0.2%
Republic of South Africa, Senior Notes	4.875%	4/14/26	400,000		399,580

Sri Lanka - 0.2%
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	240,000		249,286	(h)

Turkey - 2.1%
Republic of Turkey, Senior Bonds	4.250%	4/14/26	2,770,000		2,527,780
Republic of Turkey, Senior Notes	4.875%	10/9/26	900,000		850,079

Total Turkey					3,377,859

Ukraine - 0.6%
Republic of Ukraine, Senior Notes	7.750%	9/1/26	400,000		410,338	(a)
Republic of Ukraine, Senior Notes	7.375%	9/25/32	600,000		579,750	(a)

Total Ukraine					990,088

Uruguay - 0.5%
Republic of Uruguay, Senior Bonds	8.500%	3/15/28	24,910,000	UYU	812,929	(h)

Venezuela - 0.4%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	610,000		183,427	*(h)(j)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	1,474,000		445,885	*(h)(j)

Total Venezuela					629,312

TOTAL SOVEREIGN BONDS (Cost - $33,494,668)					33,270,891

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.3%
U.S. Government Obligations - 2.3%
U.S. Treasury Notes	1.250%	1/31/20	1,250,000		1,227,246
U.S. Treasury Notes	1.500%	5/31/20	1,000,000		982,715
U.S. Treasury Notes	1.750%	5/15/23	1,500,000		1,440,644

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,650,004)					3,650,605

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY		SHARES	VALUE
COMMON STOCKS - 1.2%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.3%
Bossier Casino Venture Holdco Inc.		26,303	$461,092	*(c)(d)

Media - 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B Shares		2	109,401	*(c)(d)

TOTAL CONSUMER DISCRETIONARY			570,493

ENERGY - 0.7%
Energy Equipment & Services - 0.3%
Hercules Offshore Inc. (Escrow)		17,554	4,951	*(c)(d)
KCAD Holdings I Ltd.		75,024,286	429,814	*(c)(d)

Total Energy Equipment & Services			434,765

Oil, Gas & Consumable Fuels - 0.4%
Berry Petroleum Co.		29,497	276,534	*
Blue Ridge Mountain Resources Inc.		40,967	356,413	*(c)(d)
MWO Holdings LLC		211	0	*(c)(d)(i)

Total Oil, Gas & Consumable Fuels			632,947

TOTAL ENERGY			1,067,712

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A.		10,471	41,360	*(c)(d)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.		936	0	*(a)(c)(d)(i)

TOTAL INDUSTRIALS			41,360

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC		11,090	188,530	*(c)(d)

TOTAL COMMON STOCKS (Cost - $3,603,806)			1,868,095

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%	32,137	372,252	(b)
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%	481	5,572	(b)(l)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $299,480)			377,824

INVESTMENTS IN UNDERLYING FUNDS - 0.8%
PowerShares Senior Loan Portfolio (Cost - $1,273,494)		55,000	1,272,150

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates (8.000% PIK) (Cost - $384,121)	8.000%	5,026,217	$50,262	*(b)(c)(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $161,722,888)			158,338,490

SHORT-TERM INVESTMENTS - 0.3%
Western Asset Government Cash Management Portfolio LLC (Cost - $500,987)	1.590%	500,987	500,987	(p)

TOTAL INVESTMENTS - 98.4% (Cost - $162,223,875)			158,839,477
Other Assets in Excess of Liabilities - 1.6%			2,504,085

TOTAL NET ASSETS - 100.0%			$161,343,562

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is valued using significant unobservable inputs (See Note 1).

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	The maturity principal is currently in default as of March 31, 2018.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.
(i)	Value is less than $1.

(j)	The coupon payment on these securities is currently in default as of March 31, 2018.

(k)	Security has no maturity date. The date shown represents the next call date.

(l)	Restricted security (See Note 2).

(m)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(o)	All or a portion of this loan is unfunded as of March 31, 2018. The interest rate for fully unfunded term loans is to be determined.

(p)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2018, the total market value of investments in Affiliated Companies was $500,987 and the cost was $500,987 (See Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
LIBOR	— London Interbank Offered Rate
PLN	— Polish Zloty
RUB	— Russian Ruble
UYU	— Uruguayan Peso

At March 31, 2018, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro FX	27	6/18	$4,191,550	$4,170,994	$20,556

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,023,698	USD	1,251,762	Barclays Bank PLC	4/19/18	$9,183
USD	320,787	EUR	260,000	Barclays Bank PLC	4/19/18	530
USD	321,168	EUR	260,000	Barclays Bank PLC	4/19/18	911
USD	3,477,561	GBP	2,531,188	Barclays Bank PLC	4/19/18	(75,949)
GBP	200,000	USD	278,628	Citibank N.A.	4/19/18	2,150
USD	395,011	EUR	320,000	Citibank N.A.	4/19/18	850
EUR	670,000	USD	827,315	JPMorgan Chase & Co.	4/19/18	(2,039)

Total						$(64,364)

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$22,436,078	$404,474		$22,840,552
Energy	—	19,979,893	0	*	19,979,893
Health Care	—	10,138,350	479,655		10,618,005
Materials	—	7,624,746	0	*	7,624,746
Other Corporate Bonds & Notes	—	42,520,985	—		42,520,985
Convertible Bonds & Notes	—	2,024,561	—		2,024,561
Senior Loans:
Consumer Discretionary	—	6,004,333	266,500		6,270,833
Energy	—	542,034	33,046		575,080
Other Senior Loans	—	5,394,008	—		5,394,008
Sovereign Bonds	—	33,270,891	—		33,270,891
U.S. Government & Agency Obligations	—	3,650,605	—		3,650,605
Common Stocks:
Consumer Discretionary	—	—	570,493		570,493
Energy	—	276,534	791,178		1,067,712
Industrials	—	—	41,360		41,360
Utilities	—	—	188,530		188,530
Convertible Preferred Stocks	—	377,824	—		377,824
Investments in Underlying Funds	$1,272,150	—	—		1,272,150
Preferred Stocks	—	—	50,262		50,262

Total Long-Term Investments	$1,272,150	$154,240,842	$2,825,498		$158,338,490

Short-Term Investments†	—	500,987	—		500,987

Total Investments	$1,272,150	$154,741,829	$2,825,498		$158,839,477

Other Financial Instruments:
Futures Contracts	20,556	—	—		20,556
Forward Foreign Currency Contracts	—	13,624	—		13,624

Total Other Financial Instruments	20,556	13,624	—		34,180

Total	$1,292,706	$154,755,453	$2,825,498		$158,873,657

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$77,988	—	$77,988

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS
Balance as of December 31, 2017	$390,503	$0 *	$458,679	$127,102	$0	*
Accrued premiums/discounts	1,428	—	196	—	—
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)(1)	(1,428)	—	20,780	(632)	—
Purchases	13,971	—	—	—	—
Sales	—	—	—	(126,470)	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of March 31, 2018	$404,474	$0 *	$479,655	—	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2018(1)	$(1,428)	—	$20,780	—	—

	SENIOR LOANS			COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	INFORMATION TECHNOLOGY	CONSUMER DISCRETIONARY	ENERGY
Balance as of December 31, 2017	$217,300	$89,713	$1,258,238	$412,102	$414,776
Accrued premiums/discounts	75	1,178	(271)	—	—
Realized gain (loss)	—	49	—	—	—
Change in unrealized appreciation (depreciation)(1)	49,125	8,773	1,495	158,391	19,989
Purchases	—	—	—	—	—
Sales	—	(66,667)	—	—	—
Transfers into Level 3(2)	—	—	—	—	356,413
Transfers out of Level 3(3)	—	—	(1,259,462)	—	—

Balance as of March 31, 2018	$266,500	$33,046	—	$570,493	$791,178

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2018(1)	$49,125	$8,773	—	$158,391	$19,989

	COMMON STOCKS		PREFERRED STOCKS
INVESTMENTS IN SECURITIES (cont’d)	INDUSTRIALS	UTILITIES	INDUSTRIALS	TOTAL
Balance as of December 31, 2017	$30,471	—	$46,542	$3,445,426
Accrued premiums/discounts	—	—	—	2,606
Realized gain (loss)	—	—	—	49
Change in unrealized appreciation (depreciation)(1)	10,889	$(55,407)	—	211,975
Purchases	—	243,937	3,720	261,628
Sales	—	—	—	(193,137)
Transfers into Level 3(2)	—	—	—	356,413
Transfers out of Level 3(3)	—	—	—	(1,259,462)

Balance as of March 31, 2018	$41,360	$188,530	$50,262	$2,825,498

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2018(1)	$10,889	$(55,407)	—	$211,112

Notes to Schedule of Investments (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(2)	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

(3)	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Restricted securities

The following Portfolio investments are restricted as to resale.

Security	Number of Shares/Face Amount	Acquisition Date	Cost	Value at 3/31/2018	Value Per Share/Unit	Percent of Net Assets
Berry Petroleum Co., Convertible Preferred Stock	481	2/17	$4,810	$5,572	$11.58	0.00%
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$459,000	6/17	454,982	479,655	104.50	0.30

3. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Portfolio may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, the Portfolio’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Portfolio’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2018. The following transactions were effected in shares of such companies for the period ended March 31, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$2,502,039	$17,206,438	17,206,438	$19,207,490	19,207,490	—	$6,090	—	$500,987

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 25, 2018